DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers S&P SmallCap 600 ESG ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 1.2%
Cars.com, Inc.*	1,142	$16,879
Cinemark Holdings, Inc.*	1,866	25,396
Consolidated Communications Holdings, Inc.*	1,267	5,853
EW Scripps Co., Class A*	1,009	15,115
QuinStreet, Inc.*	888	12,636
Scholastic Corp.	524	21,547
TechTarget, Inc.*	477	21,780
Thryv Holdings, Inc.*	531	10,185

(Cost $148,859)		129,391

Consumer Discretionary - 11.9%
Aaron’s Co., Inc.	505	6,156
Abercrombie & Fitch Co., Class A*	886	21,246
Adtalem Global Education, Inc.*	808	33,613
American Axle & Manufacturing Holdings, Inc.*	1,992	20,737
America’s Car-Mart, Inc.*	100	7,276
Asbury Automotive Group, Inc.*	390	73,172
Bed Bath & Beyond, Inc.*	1,209	4,111
Big Lots, Inc.	500	9,750
BJ’s Restaurants, Inc.*	414	13,281
Bloomin’ Brands, Inc.	1,600	36,032
Boot Barn Holdings, Inc.*	531	35,763
Brinker International, Inc.*	774	25,890
Buckle, Inc.	517	22,722
Caleres, Inc.	661	15,970
Cavco Industries, Inc.*	146	33,526
Century Communities, Inc.	506	24,369
Cheesecake Factory, Inc.(a)	860	30,134
Chico’s FAS, Inc.*	2,225	13,061
Children’s Place, Inc.*	223	7,917
Dine Brands Global, Inc.(a)	271	20,214
Ethan Allen Interiors, Inc.	398	11,323
Gentherm, Inc.*	591	42,310
Group 1 Automotive, Inc.	280	54,135
Guess?, Inc.(a)	575	11,937
Hibbett, Inc.	228	15,198
Installed Building Products, Inc.	416	35,331
iRobot Corp.*	483	25,159
Jack in the Box, Inc.	372	26,896
Kontoor Brands, Inc.(a)	882	38,323
La-Z-Boy, Inc.	760	20,695
LCI Industries	452	44,685
LGI Homes, Inc.*(a)	359	35,663
Liquidity Services, Inc.*	476	7,944
MarineMax, Inc.*	380	12,551
MDC Holdings, Inc.	1,017	32,981
Monro, Inc.	580	26,373
Motorcar Parts of America, Inc.*	316	3,561
Movado Group, Inc.	269	8,659
ODP Corp.*	755	36,338
Patrick Industries, Inc.	384	21,477
PetMed Express, Inc.(a)	385	7,623
Rent-A-Center, Inc.	935	22,524
Ruth’s Hospitality Group, Inc.	519	9,088
Sally Beauty Holdings, Inc.*	1,943	22,850
Shake Shack, Inc., Class A*	668	35,137
Signet Jewelers Ltd.(a)	825	53,625
Sleep Number Corp.*	389	11,378
Sonos, Inc.*	2,228	39,057
Standard Motor Products, Inc.	332	12,752
Steven Madden Ltd.	1,310	45,247
Strategic Education, Inc.	399	32,638
Tupperware Brands Corp.*	671	3,107
Universal Electronics, Inc.*	210	4,593
Winnebago Industries, Inc.	566	33,162

Wolverine World Wide, Inc.	1,396	15,635
WW International, Inc.*	960	3,965

(Cost $1,562,538)		1,318,860

Consumer Staples - 5.0%
Calavo Growers, Inc.	314	10,977
Cal-Maine Foods, Inc.(a)	671	39,106
Edgewell Personal Care Co.	914	39,494
elf Beauty, Inc.*	887	48,749
Fresh Del Monte Produce, Inc.	531	14,698
Hostess Brands, Inc.*	2,406	63,518
J & J Snack Foods Corp.	266	43,629
John B Sanfilippo & Son, Inc.	161	13,635
Medifast, Inc.	191	24,076
MGP Ingredients, Inc.	269	33,641
PriceSmart, Inc.	451	32,039
Seneca Foods Corp., Class A*	99	6,364
Simply Good Foods Co.*	1,509	60,209
SpartanNash Co.	656	21,550
TreeHouse Foods, Inc.*	897	44,339
United Natural Foods, Inc.*	1,039	49,540
USANA Health Sciences, Inc.*	204	11,228

(Cost $484,947)		556,792

Energy - 4.4%
Archrock, Inc.	2,473	21,540
Bristow Group, Inc.*	415	10,790
Core Laboratories NV	806	17,474
DMC Global, Inc.*	349	6,418
Green Plains, Inc.*	1,037	35,839
Helix Energy Solutions Group, Inc.*	2,494	15,912
Helmerich & Payne, Inc.	1,877	95,877
Laredo Petroleum, Inc.*	298	19,021
Nabors Industries Ltd.*	155	24,541
Par Pacific Holdings, Inc.*	967	22,657

Patterson-UTI Energy, Inc.	3,847	69,054
SM Energy Co.	2,163	93,247
Talos Energy, Inc.*	1,137	22,342
World Fuel Services Corp.	1,103	31,380

(Cost $379,419)		486,092

Financials - 20.0%
Ambac Financial Group, Inc.*	817	13,284
American Equity Investment Life Holding Co.	1,261	51,083
Ameris Bancorp	1,147	60,653
AMERISAFE, Inc.	336	19,948
Assured Guaranty Ltd.	1,096	72,961
Banc of California, Inc.	996	16,902
Bancorp, Inc.*	1,021	30,599
BankUnited, Inc.	1,383	50,784
Banner Corp.	612	43,219
Berkshire Hills Bancorp, Inc.	818	25,505
Blucora, Inc.*	829	20,766
Brightsphere Investment Group, Inc.	572	11,646
Central Pacific Financial Corp.	488	10,341
City Holding Co.	261	26,601
Community Bank System, Inc.	947	61,688
Customers Bancorp, Inc.*	555	17,910
Donnelley Financial Solutions, Inc.*	446	17,028
Eagle Bancorp, Inc.	563	26,551
Ellington Financial, Inc. REIT	1,027	14,008
Encore Capital Group, Inc.*	420	21,168
Enova International, Inc.*	558	22,510
FB Financial Corp.	629	26,928
First BanCorp	3,343	51,415
First Financial Bancorp	1,678	44,350
First Hawaiian, Inc.	2,269	60,242
Franklin BSP Realty Trust, Inc. REIT(a)	1,467	21,418
Genworth Financial, Inc., Class A*	8,850	44,516
Green Dot Corp., Class A*	830	16,915
Hanmi Financial Corp.	544	14,715
Heritage Financial Corp.	614	20,201
Hilltop Holdings, Inc.	796	23,721
HomeStreet, Inc.	330	9,009
Hope Bancorp, Inc.	2,093	28,507
Horace Mann Educators Corp.	727	28,055
Independent Bank Corp.	811	73,412
Independent Bank Group, Inc.	630	41,542
Invesco Mortgage Capital, Inc. REIT	581	7,629
Lakeland Financial Corp.	443	34,979
Mr Cooper Group, Inc.*	1,272	57,444
National Bank Holdings Corp., Class A	542	25,208
NBT Bancorp, Inc.	751	34,666
New York Mortgage Trust, Inc. REIT	6,575	18,476
Northfield Bancorp, Inc.	755	12,042
Northwest Bancshares, Inc.	2,266	34,647
OFG Bancorp	852	24,682
Pacific Premier Bancorp, Inc.	1,682	62,150
Park National Corp.(a)	260	39,346
Pathward Financial, Inc.	514	22,374
PennyMac Mortgage Investment Trust REIT(a)	1,608	24,554
Piper Sandler Cos.	248	35,628
PRA Group, Inc.*	689	23,688
ProAssurance Corp.	978	19,550
Provident Financial Services, Inc.	1,337	30,123
Redwood Trust, Inc. REIT	2,103	16,614
S&T Bancorp, Inc.	681	25,483
Seacoast Banking Corp. of Florida	1,087	37,371
ServisFirst Bancshares, Inc.	861	65,281
Simmons First National Corp., Class A	2,258	52,408
Southside Bancshares, Inc.	529	19,224
Stewart Information Services Corp.	474	20,979
StoneX Group, Inc.*	308	31,253
Tompkins Financial Corp.	223	18,629
Triumph Bancorp, Inc.*	412	24,621
Trupanion, Inc.*(a)	617	32,251
Trustmark Corp.	1,090	39,872
Two Harbors Investment Corp. REIT	1,486	24,370
United Fire Group, Inc.	384	11,731

Veritex Holdings, Inc.	941	30,733
Virtus Investment Partners, Inc.	124	24,049
Westamerica BanCorp	480	29,640
WisdomTree, Inc.	1,954	10,884
World Acceptance Corp.*	69	4,893
WSFS Financial Corp.	1,116	54,137

(Cost $2,139,024)		2,221,710

Health Care - 10.4%
Addus HomeCare Corp.*	281	30,989
Allscripts Healthcare Solutions, Inc.*	1,998	37,842
AMN Healthcare Services, Inc.*	772	95,496
Amphastar Pharmaceuticals, Inc.*	691	20,378
AngioDynamics, Inc.*	686	8,884
Anika Therapeutics, Inc.*	268	8,453
Avanos Medical, Inc.*	825	22,192
Avid Bioservices, Inc.*(a)	1,113	17,430
Cara Therapeutics, Inc.*	845	9,971
Coherus Biosciences, Inc.*	1,141	7,827
Collegium Pharmaceutical, Inc.*	603	13,188
Community Health Systems, Inc.*	2,283	7,831
Computer Programs and Systems, Inc.*	267	7,903
CONMED Corp.	544	45,070
CorVel Corp.*	161	24,628
Cross Country Healthcare, Inc.*(a)	655	23,436
Cytokinetics, Inc.*	1,659	70,508
Eagle Pharmaceuticals, Inc.*	187	6,792
Emergent BioSolutions, Inc.*	781	9,606

Enanta Pharmaceuticals, Inc.*	339	14,845
Ensign Group, Inc.	974	92,530
Fulgent Genetics, Inc.*	370	13,420
Glaukos Corp.*	853	39,724
Innoviva, Inc.*	1,076	14,128
Inogen, Inc.*	404	9,017
iTeos Therapeutics, Inc.*	428	8,624
Ligand Pharmaceuticals, Inc.*	279	20,339
Merit Medical Systems, Inc.*	1,007	72,504
ModivCare, Inc.*	221	17,017
Myriad Genetics, Inc.*	1,401	28,384
Nektar Therapeutics*	3,271	9,159
NextGen Healthcare, Inc.*(a)	977	20,322
OraSure Technologies, Inc.*	1,383	6,970
Organogenesis Holdings, Inc.*	1,322	3,622
Orthofix Medical, Inc.*	350	6,297
Owens & Minor, Inc.	1,359	28,009
Pediatrix Medical Group, Inc.*	1,489	23,794
Phibro Animal Health Corp., Class A	409	5,035
Prestige Consumer Healthcare, Inc.*	872	53,593
RadNet, Inc.*	877	17,338
REGENXBIO, Inc.*	657	15,702
Select Medical Holdings Corp.	1,842	45,276
Surmodics, Inc.*	263	9,502
uniQure NV*	716	18,945
US Physical Therapy, Inc.(a)	226	19,529
Vanda Pharmaceuticals, Inc.*	1,005	10,965
Varex Imaging Corp.*	686	14,571
Vericel Corp.*	851	19,428
Xencor, Inc.*(a)	1,073	31,890

(Cost $1,209,152)		1,158,903

Industrials - 16.6%
AAON, Inc.	743	58,890
ABM Industries, Inc.	1,185	55,908
Alamo Group, Inc.	180	27,090
Allegiant Travel Co.*	281	23,213
Applied Industrial Technologies, Inc.	676	89,563
ArcBest Corp.	435	36,005
Astec Industries, Inc.	398	17,608
Atlas Air Worldwide Holdings, Inc.*	452	45,548
AZZ, Inc.	429	17,859
Boise Cascade Co.	700	51,828
Brady Corp., Class A	834	39,949
Comfort Systems USA, Inc.	632	80,112
CoreCivic, Inc.*	2,117	28,114
Deluxe Corp.	744	14,389
Encore Wire Corp.	340	49,677
Enerpac Tool Group Corp.	1,041	26,067
EnPro Industries, Inc.	370	43,956
Federal Signal Corp.	1,076	52,283
Forrester Research, Inc.*	210	7,388
Forward Air Corp.	475	53,376
Franklin Electric Co., Inc.	689	57,394
GEO Group, Inc.*	2,195	25,945
Granite Construction, Inc.	784	28,240
Greenbrier Cos., Inc.	559	21,460
Harsco Corp.*	1,420	10,622
Healthcare Services Group, Inc.	1,331	18,567
Heartland Express, Inc.	820	13,727
Heidrick & Struggles International, Inc.	352	10,454
Hillenbrand, Inc.	1,230	61,500
HNI Corp.	735	21,315
Interface, Inc.	1,049	11,361
John Bean Technologies Corp.	565	51,901
KAR Auction Services, Inc.*	2,079	28,566
Kelly Services, Inc., Class A	589	10,007
Korn Ferry	976	55,661
Lindsay Corp.	192	33,886
Matson, Inc.	694	44,249
Matthews International Corp., Class A	556	17,603
MYR Group, Inc.*	297	28,372
NOW, Inc.*	1,996	24,910
NV5 Global, Inc.*	217	31,359

PGT Innovations, Inc.*	1,053	20,839
Pitney Bowes, Inc.(a)	2,705	10,333
Powell Industries, Inc.	173	4,553
Proto Labs, Inc.*	494	13,101
Quanex Building Products Corp.	590	14,024
Resideo Technologies, Inc.*	2,580	41,796
SkyWest, Inc.*	917	16,919
SPX Technologies, Inc.*	798	53,386
Standex International Corp.	210	22,061
Tennant Co.	321	20,393
Titan International, Inc.*	905	12,969
Triumph Group, Inc.*	1,134	12,984
TrueBlue, Inc.*	589	12,711
UFP Industries, Inc.	1,098	89,882
Veritiv Corp.	250	33,635
Viad Corp.*	362	10,719
Wabash National Corp.	877	21,986

(Cost $1,722,704)		1,838,213

Information Technology - 13.7%
8x8, Inc.*(a)	2,125	9,095
ADTRAN Holdings, Inc.	1,263	25,601
Agilysys, Inc.*	343	22,775
Alarm.com Holdings, Inc.*	880	43,912
Arlo Technologies, Inc.*	1,533	5,856
Axcelis Technologies, Inc.*	589	47,038
Badger Meter, Inc.	518	59,995
Cerence, Inc.*	689	14,131
CEVA, Inc.*	405	11,004
Cohu, Inc.*	870	31,163

CTS Corp.	557	23,673
Digi International, Inc.*	611	25,949
Diodes, Inc.*	801	73,876
Ebix, Inc.	429	8,147
EVERTEC, Inc.	1,157	39,072
Extreme Networks, Inc.*	2,274	47,686
Fabrinet*	650	86,717
FARO Technologies, Inc.*	325	9,724
FormFactor, Inc.*	1,360	31,375
Harmonic, Inc.*	1,838	28,195
Ichor Holdings Ltd.*	504	15,009
Insight Enterprises, Inc.*	542	56,319
InterDigital, Inc.	533	26,741
Itron, Inc.*	801	42,597
Knowles Corp.*	1,602	24,991
Kulicke & Soffa Industries, Inc.	1,028	49,293
LivePerson, Inc.*(a)	1,184	13,900
Methode Electronics, Inc.	665	30,377
NETGEAR, Inc.*	514	10,141
NetScout Systems, Inc.*	1,211	45,146
OneSpan, Inc.*	672	8,447
Onto Innovation, Inc.*	873	69,796
OSI Systems, Inc.*	277	24,509
PDF Solutions, Inc.*	522	16,375
Perficient, Inc.*	612	43,483
Plexus Corp.*	492	54,228
Progress Software Corp.	765	40,790
Rambus, Inc.*	1,960	75,225
Rogers Corp.*	331	36,092
ScanSource, Inc.*	446	13,318
SPS Commerce, Inc.*	635	90,335
TTEC Holdings, Inc.	334	16,015
Unisys Corp.*	1,184	5,091
Veeco Instruments, Inc.*	929	18,469
Viavi Solutions, Inc.*	4,028	45,637

(Cost $1,560,295)		1,517,308

Materials - 5.9%
AdvanSix, Inc.	510	20,991
American Vanguard Corp.	532	12,236
Arconic Corp.*	1,832	43,656
Balchem Corp.	566	79,693
Century Aluminum Co.*	913	8,226
Clearwater Paper Corp.*	297	11,592
Compass Minerals International, Inc.	602	26,699
Hawkins, Inc.	331	13,770
Haynes International, Inc.	232	11,591
HB Fuller Co.	940	75,491
Innospec, Inc.	444	49,235
Kaiser Aluminum Corp.	287	25,945
Koppers Holdings, Inc.	349	10,397
Livent Corp.*(a)	3,189	89,260
Olympic Steel, Inc.	152	5,334
Quaker Chemical Corp.(a)	239	47,033
Stepan Co.	377	42,062
SunCoke Energy, Inc.	1,503	12,715
TimkenSteel Corp.*	734	13,726
Trinseo PLC	628	15,480
Warrior Met Coal, Inc.	929	34,206

(Cost $591,380)		649,338

Real Estate - 7.9%
Acadia Realty Trust REIT	1,652	25,408
Agree Realty Corp. REIT	1,423	99,539
American Assets Trust, Inc. REIT	924	27,064
Anywhere Real Estate, Inc.*	2,009	15,168
Armada Hoffler Properties, Inc. REIT	1,180	14,337
Brandywine Realty Trust REIT	2,999	20,723
CareTrust REIT, Inc. REIT	1,748	34,610
Centerspace REIT	270	17,415
Chatham Lodging Trust REIT*	908	12,140
Community Healthcare Trust, Inc. REIT	413	14,562
DiamondRock Hospitality Co. REIT	3,750	35,287
Diversified Healthcare Trust REIT	4,410	4,366

Easterly Government Properties, Inc. REIT	1,624	25,724
Elme Communities REIT	1,560	30,826
Essential Properties Realty Trust, Inc. REIT	2,507	58,187
Getty Realty Corp. REIT	745	24,600
Hersha Hospitality Trust, Class A REIT	558	5,373
Innovative Industrial Properties, Inc. REIT	499	60,484
iStar, Inc. REIT	1,536	12,334
LTC Properties, Inc. REIT	704	27,660
Office Properties Income Trust REIT	842	12,874
Retail Opportunity Investments Corp. REIT	2,227	33,962
RPT Realty REIT	1,479	16,565
Safehold, Inc. REIT	118	3,471
Safehold, Inc. REIT	302	8,915
SITE Centers Corp. REIT	3,342	45,418
Summit Hotel Properties, Inc. REIT	1,881	16,083
Tanger Factory Outlet Centers, Inc. REIT	1,818	35,360
Uniti Group, Inc. REIT	4,216	32,126
Universal Health Realty Income Trust REIT	227	11,915
Urban Edge Properties REIT	2,112	33,222
Veris Residential, Inc. REIT*	1,365	21,922
Whitestone REIT	823	8,008
Xenia Hotels & Resorts, Inc. REIT	2,050	31,611

(Cost $977,199)		877,259

Utilities - 2.6%
American States Water Co.	655	64,183
Avista Corp.	1,285	53,045
California Water Service Group	970	62,982
Northwest Natural Holding Co.	614	30,768
South Jersey Industries, Inc.	2,155	74,778

(Cost $250,837)		285,756

TOTAL COMMON STOCKS (Cost $11,026,354)		11,039,622

OTHER INVESTMENTS - 0.0%
Health Care - 0.0%
Omniab, Inc.*(b)(c)	105	0
Omniab, Inc.*(b)(c)	105	0

(Cost $0)		0

TOTAL OTHER INVESTMENTS (Cost $0)		0

EXCHANGE-TRADED FUNDS - 0.3%
SPDR Portfolio S&P 600 Small Cap ETF
(Cost $34,616)	918	36,527

SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(d)(e)
(Cost $22,361)	22,361	22,361

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 3.74%(d)
(Cost $5,824)	5,824	5,824

TOTAL INVESTMENTS - 100.2% (Cost $11,089,155)		$11,104,334
Other assets and liabilities, net - (0.2%)		(19,209)

NET ASSETS - 100.0%		$11,085,125

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022

SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(d)(e)
22,525	—	(164)	(f)	—	—	108	—	22,361	22,361
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 3.74% (d)
33,982	128,692	(156,850)		—	—	54	—	5,824	5,824

56,507	128,692	(157,014)		—	—	162	—	28,185	28,185

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $560,562, which is 5.1% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)

Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $535,580.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$11,039,622	$—	$—	$11,039,622
Other Investments	—	—	0	0
Exchange-Traded Funds	36,527	—	—	36,527
Short-Term Investments(a)	28,185	—	—	28,185

TOTAL	$11,104,334	$—	$0	$11,104,334

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

SMLE-PH1

R-089711-1 (5/24) DBX005195 (5/24)